Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000093602
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Institutional Class
Trading Symbol	APPIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Appleseed Fund - Institutional Class	20.46%	6.69%	4.87%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI World Index	32.43%	13.04%	10.07%
Morningstar Global Markets NR USD	30.93%	11.77%	9.18%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 63,363,566	$ 63,363,566
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 294,073
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,363,566
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$294,073
Portfolio Turnover	60%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Certificates of Deposit	0.8%
Closed End Funds	11.7%
Common Stocks	70.7%
Convertible Bonds	4.3%
Corporate Bonds	2.6%
Exchange-Traded Funds	5.6%
Money Market Funds	0.4%
Preferred Stocks	1.9%
U.S. Government & Agencies	2.0%

C000040026
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Investor Class
Trading Symbol	APPLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Appleseed Fund - Investor Class	20.21%	6.50%	4.67%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI World Index	32.43%	13.04%	10.07%
Morningstar Global Markets NR USD	30.93%	11.77%	9.18%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 63,363,566	$ 63,363,566
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 294,073
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,363,566
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$294,073
Portfolio Turnover	60%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Certificates of Deposit	0.8%
Closed End Funds	11.7%
Common Stocks	70.7%
Convertible Bonds	4.3%
Corporate Bonds	2.6%
Exchange-Traded Funds	5.6%
Money Market Funds	0.4%
Preferred Stocks	1.9%
U.S. Government & Agencies	2.0%

C000222954
Shareholder Report [Line Items]
Fund Name	Ballast Small/Mid Cap ETF
Trading Symbol	MGMT
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 383-6468
Additional Information Website	https://etf.mgmtetf.com/
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 154,225,995	$ 154,225,995
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 1,172,127
InvestmentCompanyPortfolioTurnover	23.00%
C000007552
Shareholder Report [Line Items]
Fund Name	Channel Short Duration Income Fund
Trading Symbol	CPSIX
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(877) 627-8504
Additional Information Website	https://channelfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Short Duration Income Fund	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Channel Short Duration Income Fund	11.74%	3.99%	3.19%
Bloomberg U.S. 1-5 Year Government/Credit Index	8.10%	1.54%	1.77%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 34,120,746	$ 34,120,746
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 60,208
InvestmentCompanyPortfolioTurnover	4672.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,120,746
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$60,208
Portfolio Turnover	4,672%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.5%
U.S. Treasury Obligations	1.5%
Money Market Funds	1.7%
Communications	8.3%
Utilities	9.0%
Energy	20.5%
Industrials	22.3%
Financials	35.4%